RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties
	Year ended December 31,
	2024			2023			2022

Cost of revenues of products	$	*	)	$	*	)	$134

Purchase of property and equipment and inventory	$	*	)	$	*	)	$100

*) Affiliates of FIMI were not considered related parties of the Company during the years ended December 31, 2024 and 2023.